Commitments and Contingencies Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Rental expense	$ 140,900,000		$ 132,900,000	$ 128,100,000
Contingent rentals	6,100,000		5,600,000	4,500,000
2013	128,855,000
2014	115,287,000
2015	98,041,000
2016	79,364,000
2017	61,602,000
Thereafter	390,466,000
Total minimum lease payments (1)	873,615,000	[1]
Minimum sublease rentals	$ 2,400,000
Minimum
Operating Leased Assets [Line Items]
Operating leases, renewal option, period	5 years
Maximum
Operating Leased Assets [Line Items]
Operating leases, renewal option, period	30 years

[1]	Total minimum lease payments have not been reduced by minimum sublease rentals of $2.4 million due in future periods under non-cancelable subleases.